Segment Reporting - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenue	$ 52,712			$ 612,229	$ 401,971
Adjusted gross profit	11,780			180,851	161,116
Other cost of revenue	575			7,461	7,890
Salaries and benefits	31,181			138,045	106,505
Selling, general, and administrative	15,665			50,831	54,307
Depreciation and amortization	1,000			69,469	78,403
Impairment of goodwill	0	$ 26,600	$ 346,100	372,728	0
Interest expense, net	1,049			31,609	48,745
Loss on extinguishment of related-party debt	0			0	2,004
Change in fair value of Warrant liabilities	0			3,751	(5,109)
Loss before income tax	(37,690)			(493,043)	(131,629)
Owned and Operated Advertising
Segment Reporting Information [Line Items]
Total revenue	49,249			556,303	328,934
Adjusted gross profit	8,768			138,560	107,696
Impairment of goodwill				360,194
Partner Network
Segment Reporting Information [Line Items]
Total revenue	3,463			55,926	73,037
Adjusted gross profit	$ 3,012			42,291	$ 53,420
Impairment of goodwill				$ 12,534